CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) $ in Thousands	Dec. 31, 2021 ₪ / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 ₪ / shares	Dec. 31, 2020 USD ($) shares
Statement of Financial Position [Abstract]
Allowance for credit losses | $		$ 155		$ 178
Ordinary Shares, par value per share | ₪ / shares	₪ 0.65		₪ 0.65
Ordinary Shares, shares authorized		6,000,000		6,000,000
Ordinary Shares, shares issued		5,216,256		5,216,256
Ordinary Shares, shares outstanding		5,198,361		5,198,361
Treasury shares, shares		17,895		17,895